Income Taxes - Paragraphs (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 03, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Net operating loss carryforwards			$ 31,400
Maximum percentage of utilization of net operating loss carryforwards of taxable income			80.00%
Tax benefit		$ 290	$ 1,862
Tax Receivable Agreement with Selling Equity Holders of P3 LLC
Income Taxes
Percentage of estimated future tax benefits that may realize	85.00%		85.00%
Retained percentage of cash savings	15.00%
P3 LLC
Income Taxes
TRA liability			$ 0	$ 0
P3 LLC | Tax Receivable Agreement with Selling Equity Holders of P3 LLC
Income Taxes
TRA liability			4,600	$ 4,600
Tax benefit			$ 0